CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 831	$ 744
Restricted cash	268	168
Marketable securities	426	416
Accounts receivables, net	1,017	1,042
Amount due from related party - current	466	101
Assets held for sale - current	134	0
Other current assets	273	363
Total current assets	3,415	2,834
Non-current assets
Investment in associated companies	2,898	140
Marketable securities	325	666
Newbuildings	2,030	3,419
Drilling units	15,145	17,193
Goodwill	604	1,200
Restricted cash	181	150
Deferred tax assets	30	37
Equipment	46	49
Amount due from related party - non-current	313	0
Assets held for sale - non-current	1,105	0
Other non-current assets	414	612
Total non-current assets	23,091	23,466
Total assets	26,506	26,300
Current liabilities
Current portion of long-term debt	2,309	1,566
Trade accounts payable	84	90
Short-term debt to related party	189	55
Liabilities associated with assets held for sale - current	58	0
Other current liabilities	1,934	2,114
Total current liabilities	4,574	3,825
Non-current liabilities
Long-term debt	10,311	11,900
Long-term debt due to related parties	415	1,415
Deferred tax liabilities	67	60
Liabilities associated with assets held for sale - non-current	50	0
Other non-current liabilities	699	898
Total non-current liabilities	11,542	14,273
Commitments and contingencies
Equity
Common shares of par value US$2.00 per share: 800,000,000 shares authorized 492,759,938 outstanding at December 31, 2014 (December 31, 2013, 468,978,492)	985	938
Additional paid in capital	3,258	2,641
Contributed surplus	1,956	1,956
Accumulated other comprehensive (loss)/income	(448)	528
Retained earnings	4,013	1,449
Total Shareholder's equity	9,764	7,512
Non-controlling interest	626	690
Total equity	10,390	8,202
Total liabilities and equity	$ 26,506	$ 26,300